Borrowings (Details Narrative)											1 Months Ended			12 Months Ended
	Oct. 30, 2023 USD ($)	Oct. 20, 2023 USD ($)	Sep. 14, 2023 USD ($)	Mar. 11, 2023	Nov. 18, 2022 USD ($)	Nov. 30, 2021 CNY (¥)	Nov. 10, 2021	Sep. 01, 2021 USD ($)	Apr. 30, 2021 USD ($)	Nov. 30, 2020 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2023 CNY (¥)	Apr. 30, 2022 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 25, 2023 USD ($)	Dec. 25, 2023 CNY (¥)	Oct. 30, 2023 CNY (¥)	Oct. 20, 2023 CNY (¥)	Sep. 21, 2023 USD ($)	Sep. 21, 2023 CNY (¥)	Sep. 14, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Nov. 18, 2022 CNY (¥)	Mar. 31, 2022 USD ($)	Nov. 30, 2021 USD ($)	Nov. 30, 2021 CNY (¥)	Sep. 01, 2021 CNY (¥)	Apr. 30, 2021 CNY (¥)	Nov. 30, 2020 CNY (¥)
Short-Term Debt [Line Items]
Land use right value														$ 2,138,833	$ 2,201,040
Repayment of loan														6,028,058	2,380,856
Bank Loan [Member]
Short-Term Debt [Line Items]
Interest expense														237,581	187,528
Bank Loan [Member] | Fenghua Chunhu Branch [Member]
Short-Term Debt [Line Items]
Borrowings, face amount					$ 1,884,823					$ 2,298,851							$ 1,837,092	¥ 13,000,000			$ 1,837,092	¥ 13,000,000			¥ 13,000,000		$ 2,017,005	¥ 13,000,000			¥ 15,000,000
Borrowings, interest rate					4.50%					4.70%
Repayment of loan | ¥						¥ 2,000,000
Debt term						1 year
Borrowings, maturity date					Sep. 22, 2023
Borrowings, face amount														1,831,553	1,884,823
Bank Loan [Member] | Fenghua Chunhu Branch [Member] | Asset Pledged as Collateral [Member]
Short-Term Debt [Line Items]
Borrowings, face amount					$ 3,440,000																				¥ 23,690,000
Land use right value										$ 5,440,000																					¥ 35,200,000
Term Loan [Member] | Unrelated Individual [Member]
Short-Term Debt [Line Items]
Borrowings, face amount	$ 353,287	$ 365,245	$ 2,054,513					$ 154,832	$ 774,401										¥ 2,500,000	¥ 2,600,000			¥ 15,000,000						¥ 1,000,000	¥ 5,000,000
Borrowings, interest rate	3.00%	3.00%	2.50%					13.00%	1.00%
Repayment of loan											$ 1,780,578	¥ 13,000,000
Borrowings, maturity date			Nov. 30, 2023				Dec. 31, 2023	Aug. 31, 2022	Jun. 15, 2021
Interest rate term									Pursuant to the loan agreement, the interest rate will increase to 2% monthly if RLSP is in default of loan terms and the lender may further obtain 5% of RLSP’s ownership
Borrowings, face amount														281,777		¥ 2,000,000
Repayment of loan | ¥												¥ 15,000,000
Term Loan [Member] | Officer [Member]
Short-Term Debt [Line Items]
Borrowings, face amount								$ 247,732						152,359															¥ 1,600,000
Borrowings, interest rate								8.00%
Repayment of loan														28,263	69,256
Borrowings, maturity date				Dec. 31, 2023				Aug. 31, 2022
April 30, 2021 Term Loan [Member] | Unrelated Individual [Member]
Short-Term Debt [Line Items]
Borrowings, face amount														267,689	275,474	1,900,000								¥ 1,900,000
September 1, 2021 Term Loan [Member] | Unrelated Individual [Member]
Short-Term Debt [Line Items]
Borrowings, face amount														67,627	98,591	480,000								680,000
September 1, 2021 Term Loan [Member] | Officer [Member]
Short-Term Debt [Line Items]
Borrowings, face amount														183,881	61,909	1,300,000								¥ 430,000
Mortgages [Member] | Zhejiang Yongyin Financial leasing Co., Ltd [Member]
Short-Term Debt [Line Items]
Borrowings, face amount																											$ 314,857	2,000,000
Borrowings, maturity date						Nov. 19, 2023
Borrowings, face amount														288,348	135,357
Mortgages [Member] | Zhejiang Yongyin Financial leasing Co., Ltd [Member] | Asset Pledged as Collateral [Member]
Short-Term Debt [Line Items]
Borrowings, face amount | ¥																												¥ 2,300,000
Personal Loan [Member]
Short-Term Debt [Line Items]
Borrowings, face amount															$ 10,149
Personal loan																										$ 20,901
Personl loans for employees													$ 10,451
October 2023 Term Loan [Member] | Unrelated Individual [Member]
Short-Term Debt [Line Items]
Borrowings, face amount														$ 718,532		¥ 5,100,000